RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
RELATED PARTY TRANSACTIONS
NOTE 4 - RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

Accounts Payable and Accrued Expenses – Related Parties

Accounts payable and accrued expenses to related parties, consisting primarily of consulting fees and expense reimbursements payable, totaled $59,023 and $272,834 as of October 31, 2021 and April 30, 2021, respectively.

Effective July 1, 2019, we entered into a consulting agreement with Maple Resources Corporation (“Maple Resources”), a related party controlled by our President and CEO, that provides for payment of consulting fees and expense reimbursement related to business development, financing and other corporate activities. Effective January 1, 2020, the Maple Resources consulting agreement was amended to provide for monthly consulting fees of $17,897 and effective March 1, 2021 the Maple Resources consulting agreement was amended to provide for monthly consulting fees of $20,000. During the six months ended October 31, 2021 and 2020, we incurred consulting fees and expense reimbursement to Maple Resources totaling $120,800 and $107,382, respectively. During the six months ended October 31, 2021 we made payments to Maple Resources of $125,899.

In addition, the consulting agreement provides for the issuance to Maple Resources of shares of our common stock each month with a value of $5,000, with the number of shares issued based on the average closing price of the stock during the prior month. In September 2021 we made a payment of $110,000 to pay for the consulting fees accrued through August 2021 under the consulting agreement, therefore $10,000 was still owed as of October 31, 2021.

Amounts included in accounts payable and accrued expenses – related parties due to Maple Resources totaled $30,000 ($10,000 payable in stock) and $118,540 ($90,000 payable in stock) as of October 31, 2021 and April 30, 2021, respectively, which was inclusive of accrued interest due under the convertible notes described below.

Effective October 1, 2018, we entered into a consulting agreement with Leslie Doheny-Hanks, the wife of our President and CEO, to issue shares of our common stock each month with a value of $2,500, with the number of shares issued based on the average closing price of the stock during the prior month. The related party consultant provides certain administrative and accounting services and is reimbursed for expenses paid on behalf of the Company. During the six months ended October 31, 2021 we recorded $15,000 for the amount payable in stock under the consulting agreement and recorded expense reimbursements owed to Mrs. Hanks of $16,561. In September 2021 we made a payment of $55,000 to pay for the consulting fees accrued through August 2021 under the consulting agreement and made repayments of $28,602 for reimbursable expenses. Amounts included in accounts payable and accrued expenses – related parties due to Mrs. Hanks totaled $11,017 ($5,000 payable in stock) and $63,058 ($45,000 payable in stock) as of October 31, 2021 and April 30, 2021, respectively.

Effective February 1, 2021 the Company entered into consulting agreements with three children of our President and CEO. The consulting agreements can be terminated 15 days after written notice of termination by either party subject to the agreement or December 31, 2021, whichever occurs first. During the six months ended October 31, 2021 we incurred $61,515 for fees and expense reimbursements to the children and paid $140,015. Amounts included in accounts payable and accrued expenses – related parties due to the children totaled $12,000 and $90,500 as of October 31, 2021 and April 30, 2021, respectively.

Effective September 1, 2021, we entered into a consulting agreement with BNL Family Trust, owned by Bruce Lemons, Director, to issue shares of our common stock each month with a value of $2,500, with the number of shares issued based on the average closing price of the stock during the prior month. During the six months ended October 31, 2021 we recorded $5,000 for the amount payable in stock under the consulting agreement and made no payments, therefore the $5,000 was included in accounts payable and accrued expenses – related parties as of October 31, 2021.

Convertible Notes Payable – Related Parties

Convertible notes payable – related parties consist of the following:

	October 31, 2021	April 30, 2021
Convertible note payable with Maple Resources Corporation, matured December 27, 2020, with interest at 5%, convertible into common shares of the Company [1]	$-	$7,033
Convertible note payable with BNL Family Trust, matured December 27, 2020, with interest at 5%, convertible into common shares of the Company [2]	-	10,691
Convertible note payable with Maple Resources Corporation, matured February 12, 2021, with interest at 5%, convertible into common shares of the Company [3]	-	5,000
Convertible note payable with Maple Resources Corporation, matured March 2, 2021, with interest at 5%, convertible into common shares of the Company [4]	-	800
Convertible note payable with Maple Resources Corporation, matured May 12, 2021, with interest at 5%, convertible into common shares of the Company [5]	-	41,466
Convertible note payable with Maple Resources Corporation, matured July 31, 2021, with interest at 5%, convertible into common shares of the Company [6]	-	10,000

	-	74,990
Less discount	-	(235)

Total	$-	$74,755
[1]

This convertible note was entered into on December 27, 2019 in exchange for cash of $5,500 and financing fees of $5,500 and was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. At inception the Company identified the conversion feature of the convertible note as a derivative and estimated the fair value of the derivative using a multinomial lattice model simulation and assuming the existence of a tainted equity environment (see Note 10). On the effective date of the convertible note, the related party lender simultaneously submitted a notice to convert the total note principal into 1,000,000 shares of the Company’s common stock. The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. During the year ended April 30, 2021 shares became available to affect a partial conversion, therefore 360,682 common shares were issued to extinguish $3,967 of the principal balance. During the six months ended October 31, 2021 the Company issued 639,318 shares of common stock to extinguish the full principal balance of $7,033 and paid $853 in cash to extinguish all of the accrued interest due under the note. The Company continued to accrue interest on the convertible note until the debt was paid in full, therefore they recorded interest expense of $135 during the six months ended October 31, 2021. As of October 31, 2021 and April 30, 2021 accrued interest on the convertible note was $0 and $718, respectively.

[2]

This convertible note was entered into on December 27, 2019 in exchange for cash of $11,000 and was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. At inception the Company identified the conversion feature of the convertible note as a derivative and estimated the fair value of the derivative using a multinomial lattice model simulation and assuming the existence of a tainted equity environment (see Note 10). On the effective date of the convertible note, the related party lender simultaneously submitted a notice to convert the total note principal into 1,000,000 shares of the Company’s common stock. The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. During the year ended April 30, 2021 shares became available to affect a partial conversion, therefore 28,094 common shares were issued to extinguish $309 of the principal balance. During the six months ended October 31, 2021 the Company issued 971,906 shares of common stock to extinguish the full principal balance of $10,691. The Company continued to accrue interest on the convertible note until the debt was paid in full, therefore they recorded interest expense of $269 during the six months ended October 31, 2021. As of October 31, 2021 and April 30, 2021 accrued interest on the convertible note was $1,006 and $737, respectively.

[3]

This convertible note was entered into on February 12, 2020 in exchange for cash of $5,000 and was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. At inception the Company identified the conversion feature of the convertible note as a derivative and estimated the fair value of the derivative using a multinomial lattice model simulation and assuming the existence of a tainted equity environment (see Note 10). On the effective date of the convertible note, the related party lender simultaneously submitted a notice to convert the total note principal into 454,545 shares of the Company’s common stock. The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. During the six months ended October 31, 2021 the Company issued 454,545 shares of common stock to extinguish the full principal balance of $5,000 and paid $399 in cash to extinguish all of the accrued interest due under the note. The Company continued to accrue interest on the convertible note until the debt was paid in full, therefore they recorded interest expense of $96 during the six months ended October 31, 2021. As of October 31, 2021 and April 30, 2021 accrued interest on the convertible note was $0 and $303, respectively.

[4]

This convertible note was entered into on March 2, 2020 in exchange for cash of $800 and was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. At inception the Company identified the conversion feature of the convertible note as a derivative and estimated the fair value of the derivative using a multinomial lattice model simulation and assuming the existence of a tainted equity environment (see Note 10). On the effective date of the convertible note, the related party lender simultaneously submitted a notice to convert the total note principal into 72,727 shares of the Company’s common stock. The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. During the six months ended October 31, 2021 the Company issued 72,727 shares of common stock to extinguish the full principal balance of $800 and paid $55 in cash to extinguish all of the accrued interest due under the note. The Company continued to accrue interest on the convertible note until the debt was paid in full, therefore they recorded interest expense of $15 during the six months ended October 31, 2021. As of October 31, 2021 and April 30, 2021 accrued interest on the convertible note was $0and $40, respectively.

[5]

This convertible note was entered into on May 12, 2020 in exchange for accrued consulting fees worth $41,466 and was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. At inception the Company identified the conversion feature of the convertible note as a derivative and estimated the fair value of the derivative using a multinomial lattice model simulation and assuming the existence of a tainted equity environment (see Note 10). On the effective date of the convertible note, the related party lender simultaneously submitted a notice to convert the total note principal into 3,769,636 shares of the Company’s common stock. The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. During the six months ended October 31, 2021 the Company issued 3,769,636 shares of common stock to extinguish the full principal balance of $41,466 and paid $2,800 in cash to extinguish all of the accrued interest due under the note. The Company continued to accrue interest on the convertible note until the debt was paid in full, therefore they recorded interest expense of $795 during the six months ended October 31, 2021. As of October 31, 2021 and April 30, 2021 accrued interest on the convertible note was $0 and $2,005, respectively.

[6]

This convertible note was entered into on July 31, 2020 in exchange for cash of $10,000 and was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. At inception the Company identified the conversion feature of the convertible note as a derivative and estimated the fair value of the derivative using a multinomial lattice model simulation and assuming the existence of a tainted equity environment (see Note 10). On the effective date of the convertible note, the related party lender simultaneously submitted a notice to convert the total note principal into 909,091 shares of the Company’s common stock. The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. During the six months ended October 31, 2021 the Company issued 909,091 shares of common stock to extinguish the full principal balance of $10,000 and paid $566 in cash to extinguish all of the accrued interest due under the note. The Company continued to accrue interest on the convertible note until the debt was paid in full, therefore they recorded interest expense of $192 during the six months ended October 31, 2021. As of October 31, 2021 and April 30, 2021 accrued interest on the convertible note was $0 and $374, respectively.

Other Contractual Agreements

Maple Resources granted BNL Family Trust (“BNL”), a related party to Mr. Lemons, an option to purchase 1,000,000 shares of common stock from Maple Resources at a price of $0.20 per share. The option expires in March 2022. Beneficial ownership of Messrs. Hanks and Lemons give effect to the exercise of such option.

NOTE 4 – RELATED PARTY TRANSACTIONS

Accounts Payable and Accrued Expenses – Related Parties

Accounts payable and accrued expenses to related parties, consisting primarily of consulting fees and expense reimbursements payable, totaled $272,834 and $170,881 as of April 30, 2021 and 2020, respectively.

Effective July 1, 2019, we entered into a consulting agreement with Maple Resources Corporation (“Maple Resources”), a related party controlled by our President and CEO, that provides for payment of consulting fees and expense reimbursement related to business development, financing and other corporate activities. Effective January 1, 2020, the Maple Resources consulting agreement was amended to provide for monthly consulting fees of $17,897 and effective March 1, 2021 the Maple Resources consulting agreement was amended to provide for monthly consulting fees of $20,000. During the years ended April 30, 2021 and 2020, we incurred consulting fees and expense reimbursement to Maple Resources totaling $218,970 and $275,713, respectively.

In addition, the consulting agreement provides for the issuance to Maple Resources of shares of our common stock each month with a value of $5,000, with the number of shares issued based on the average closing price of the stock during the prior month. In November 2019, 7,628 shares of our common stock (76,282,091 shares pre-split) were issued to Maple Resources in payment of $20,000 of consulting fees for July through October 2019. No shares were issued to Maple Resources in payment of consulting fees for November 2019 through April 2020 or during the year ended April 30, 2021 under the consulting agreement.

Amounts included in accounts payable and accrued expenses – related parties due to Maple Resources totaled $118,540 and $101,012 as of April 30, 2021 and 2020, respectively, which was inclusive of accrued interest due under the convertible notes described below.

Effective October 1, 2018, we entered into a consulting agreement with Leslie Doheny-Hanks, the wife of our President and CEO, to issue shares of our common stock each month with a value of $2,500, with the number of shares issued based on the average closing price of the stock during the prior month. The related party consultant provides certain administrative and accounting services and is reimbursed for expenses paid on behalf of the Company. During the year ended April 30, 2020, we issued a total of 3,876 common shares (38,761,580 shares pre-split) valued at $15,009 to the related party, with the shares valued at the market price on the date of issuance, in payment of accrued consulting fees totaling $17,500. A gain on extinguishment of debt of $2,491 related to this compensation arrangement was recorded as a contribution to capital. As of April 30, 2020, consulting fees of $15,000 were payable in stock, and the related party had also advanced the Company $18,179, for a total of $33,179 included in accounts payable and accrued expenses – related parties. As of April 30, 2021, consulting fees of $45,000 were payable in stock, and the related party was due $18,058 for compensation and reimbursable expenses.

Effective February 1, 2021 the Company entered into consulting agreements with three children of our President and CEO. The consulting agreements can be terminated 15 days after written notice of termination by either party subject to the agreement or December 31, 2021, whichever occurs first. During the year ended April 30, 2021 we paid $25,500 in consulting fees due under the agreements. As of April 30, 2021, no amounts were due or owing under the three consulting agreements, however, the Company had an accounts payable balance of $90,500 due to one of the children as a result of consulting fees and expense reimbursements payable that were incurred prior to the execution of the February 1, 2021 consulting agreement.

Series A Preferred Stock

Effective August 1, 2019, the Company issued 1,000 shares of Series A preferred stock to Maple Resources for services rendered. The shares were valued by an independent valuation firm at $23,900. See Note 12.

Convertible Notes Payable – Related Parties

Convertible notes payable – related parties consist of the following at April 30:

	2021	2020
Convertible note payable with Maple Resources Corporation, matured December 27, 2020, with interest at 5%, convertible into common shares of the Company [1]	$7,033	$11,000
Convertible note payable with BNL Family Trust, matured December 27, 2020, with interest at 5%, convertible into common shares of the Company [2]	10,691	11,000
Convertible note payable with Maple Resources Corporation, matured February 12, 2021, with interest at 5%, convertible into common shares of the Company [3]	5,000	5,000
Convertible note payable with Maple Resources Corporation, matured March 2, 2021, with interest at 5%, convertible into common shares of the Company [4]	800	-
Convertible note payable with Maple Resources Corporation, matured May 12, 2021, with interest at 5%, convertible into common shares of the Company [5]	41,466	-
Convertible note payable with Maple Resources Corporation, matured July 31, 2021, with interest at 5%, convertible into common shares of the Company [6]	10,000	-

	74,990	27,000
Less discount	(235)	(1,377)

Total	$74,755	$25,623
[1]

This convertible note was entered into on 12/27/19 in exchange for cash of $5,500 and financing fees of $5,500 and was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. At inception the Company identified the conversion feature of the convertible note as a derivative and estimated the fair value of the derivative using a multinomial lattice model simulation and assuming the existence of a tainted equity environment (see Note 10). On the effective date of the convertible note, the related party lender simultaneously submitted a notice to convert the total note principal into 1,000,000 shares of the Company’s common stock (10,000,000,000 shares pre-split). The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. During the year ended April 30, 2021 shares became available to affect a partial conversion, therefore 360,682 common shares (1,579,982,678 pre-split shares) were issued to extinguish $3,967 of the principal balance. The Company continues to accrue interest on the convertible note until they can issue all shares to satisfy the conversion request and recorded interest expense of $171 during the year ended April 30, 2021. As of April 30, 2021 and 2020 accrued interest on the convertible note was $718 and $547, respectively.

[2]

This convertible note was entered into on 12/27/19 in exchange for cash of $11,000 and was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. At inception the Company identified the conversion feature of the convertible note as a derivative and estimated the fair value of the derivative using a multinomial lattice model simulation and assuming the existence of a tainted equity environment (see Note 10). On the effective date of the convertible note, the related party lender simultaneously submitted a notice to convert the total note principal into 1,000,000 shares of the Company’s common stock (10,000,000,000 shares pre-split). The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. During the year ended April 30, 2021 shares became available to affect a partial conversion, therefore 28,094 common shares (280,936,972 pre-split shares) were issued to extinguish $309 of the principal balance. The Company continues to accrue interest on the convertible note until they can issue all shares to satisfy the conversion request and recorded interest expense of $190 during the year ended April 30, 2021. As of April 30, 2021 and 2020 accrued interest on the convertible note was $737 and $547, respectively.

[3]

This convertible note was entered into on 2/12/20 in exchange for cash of $5,000 and was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. At inception the Company identified the conversion feature of the convertible note as a derivative and estimated the fair value of the derivative using a multinomial lattice model simulation and assuming the existence of a tainted equity environment (see Note 10). On the effective date of the convertible note, the related party lender simultaneously submitted a notice to convert the total note principal into 454,545 shares of the Company’s common stock (4,545,454,545 shares pre-split). The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. The Company continues to accrue interest on the convertible note until they can issue all shares to satisfy the conversion request and recorded interest expense of $20 during the year ended April 30, 2021. As of April 30, 2021 and 2020 accrued interest on the convertible note was $303 and $283, respectively.

[4]

This convertible note was entered into on 3/2/20 in exchange for cash of $800 and was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. At inception the Company identified the conversion feature of the convertible note as a derivative and estimated the fair value of the derivative using a multinomial lattice model simulation and assuming the existence of a tainted equity environment (see Note 10). On the effective date of the convertible note, the related party lender simultaneously submitted a notice to convert the total note principal into 72,727 shares of the Company’s common stock (727,272,727 shares pre-split). The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. The Company continues to accrue interest on the convertible note until they can issue all shares to satisfy the conversion request and recorded interest expense of $40 during the year ended April 30, 2021. As of April 30, 2021 and 2020 accrued interest on the convertible note was $40 and $0, respectively.

[5]

This convertible note was entered into on 5/12/20 in exchange for accrued consulting fees worth $41,466 and was convertible into common shares of  the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. At inception the Company identified the conversion feature of the convertible note as a derivative and estimated the fair value of the derivative using a multinomial lattice model simulation and assuming the existence of a tainted equity environment (see Note 10). On the effective date of the convertible note, the related party lender simultaneously submitted a notice to convert the total note principal into 3,769,636 shares of the Company’s common stock (37,696,363,636 shares pre-split). The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. The Company continues to accrue interest on the convertible note until they can issue all shares to satisfy the conversion request and recorded interest expense of $2,005 during the year ended April 30, 2021. As of April 30, 2021 and 2020 accrued interest on the convertible note was $2,005 and $0, respectively.

[6]

This convertible note was entered into on 7/31/20 in exchange for cash of $10,000 and was convertible into common shares of the Company at a conversion price equal to 110% of the lowest price at which the shares of common stock were issued by the Company during the twenty prior trading days, including the day upon which a notice of conversion is received by the Company. At inception the Company identified the conversion feature of the convertible note as a derivative and estimated the fair value of the derivative using a multinomial lattice model simulation and assuming the existence of a tainted equity environment (see Note 10). On the effective date of the convertible note, the related party lender simultaneously submitted a notice to convert the total note principal into 909,091 shares of the Company’s common stock (9,090,909,091 shares pre-split). The conversions were not completed, and the shares were not issued, due to a lack of sufficient shares of common stock at the time the conversion was requested. The Company continues to accrue interest on the convertible note until they can issue all shares to satisfy the conversion request and recorded interest expense of $374 during the year ended April 30, 2021. As of April 30, 2021 and 2020 accrued interest on the convertible note was $374 and $0, respectively.

Other Contractual Agreements

Maple Resources granted BNL Family Trust (“BNL”), a related party to Mr. Lemons, an option to purchase 1,000,000 shares of common stock from Maple Resources at a price of $0.20 per share. The option expires in March 2022. Beneficial ownership of Messrs. Hanks and Lemons give effect to the exercise of such option.

As a condition for entering into an October 9, 2018 convertible debenture, the lender required Maple Resources and BNL, affiliates of Jack W. Hanks and Bruce Lemons, respectively, our directors (the “Affiliates”), to pledge their shares of Class B Common Stock (constituting 100% of the outstanding shares of Class B Common Stock) to the lender to secure the repayment of the debenture by the Company. The pledge agreement was later amended to substitute 1,000 shares of Series A preferred stock (constituting 100% of the outstanding shares of Series A Preferred stock) for the Class B Common Stock. As consideration to the Affiliates for entering into the pledge agreement, the Company granted a ten-year option, effective as of December 11, 2018, to the Affiliates to purchase 2,000,000 shares of the Company’s common stock at $0.08 per share. Effective November 30, 2020, the option agreement was amended to cancel the 2,000,000 options, see Note 11.